Balances and Transactions with Related Parties (Details 1) - Gilad Yavetz [Member] Annual_Bonus in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪) Annual_Bonus		Dec. 31, 2025 USD ($) Annual_Bonus
2023 [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 105,000		$ 29,800
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	9	[1]	9	[1]
2024 and the first 9 months of 2025 [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 108,000		$ 29,190
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	10	[1],[2]	10	[1],[2]
As of October, 2025 [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₪ 118,000	[3]	$ 34,200
Number Of Annual Bonus Salaries Subject To Fulfillment Of Targets	0	[1]	0	[1]

[1]	The bonus may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.
[2]	Represents the target for annual bonus, not including discretionary bonus or bonus for outstanding performance.
[3]	The base salary shall be adjusted in January of each year to reflect increases in the CPI for the preceding calendar year. This linkage will take effect starting with the salary for January 2027, based on the CPI increase in 2026.